UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):          [   ] is a restatement.
                                                 [   ] adds new holding
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Nakoma Capital Management LLC
Address:    8040 Excelsior Drive   Suite 401
            Madison, WI  53717

Form 13F File No:        28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robyn K. Rannow
Title:            VP, Operations and Compliance
Phone:            608-831-8814

/s/ Robyn K. Rannow     Madison, WI      5/7/08
--------------------   -------------    --------
     (Signature)        (City/State)     (Date)


Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             50

Form 13F Information Table Value Total:        $93,127
                                            (in thousands)

List of Other Included Managers:                  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None







                           FORM 13F INFORMATION TABLE

                         Nakoma Capital Management, LLC
                                 March 31, 2008

                                                                                                               Voting Authority
                                                                                                                ---------------
                                                                 Value    Shares or Sh/ Put/ Investment   Othr
Name of Issuer                          Title of Class CUSIP     (x$1000) Prn Amt   Prn Call Discretion   Mgrs Sole    Shrd None
--------------------------------------- -------------- --------- -------- --------- --- ---- -----------  ---- ------- ---- ----
AllianceBernstein Holding L.P.          UNIT LTD PARTN 01881G106      158     2,500 SH  N/A      Sole     N/A    2,500 N/A  N/A
AllianceBernstein Holding L.P.          UNIT LTD PARTN 01881G106      697    11,000 SH  N/A  Shared-Other N/A   11,000 N/A  N/A
Alliance Data Systems Corp.             COM            018581108    3,911    82,320 SH  N/A      Sole     N/A   82,320 N/A  N/A
Alliance Data Systems Corp.             COM            018581108      428     9,000 SH  N/A  Shared-Other N/A    9,000 N/A  N/A
Alpharma Inc.                           CL A           020813101    3,405   129,900 SH  N/A      Sole     N/A  129,900 N/A  N/A
Affiliated Managers Group Inc.          COM            008252108    4,242    46,750 SH  N/A      Sole     N/A   46,750 N/A  N/A
Affiliated Managers Group Inc.          COM            008252108      454     5,000 SH  N/A  Shared-Other N/A    5,000 N/A  N/A
Activision Inc.                         COM NEW        004930202    4,438   162,500 SH  N/A      Sole     N/A  162,500 N/A  N/A
Celgene Corp.                           COM            151020104      306     5,000 SH  N/A      Sole     N/A    5,000 N/A  N/A
Costco Wholesale Corp.                  COM            22160K105      162     2,500 SH  N/A      Sole     N/A    2,500 N/A  N/A
Costco Wholesale Corp.                  COM            22160K105      715    11,000 SH  N/A  Shared-Other N/A   11,000 N/A  N/A
Cisco Systems Inc.                      COM            17275R102      723    30,000 SH  N/A  Shared-Other N/A   30,000 N/A  N/A
CVS Caremark Corp.                      COM            126650100    4,319   106,620 SH  N/A      Sole     N/A  106,620 N/A  N/A
CVS Caremark Corp.                      COM            126650100      810    20,000 SH  N/A  Shared-Other N/A   20,000 N/A  N/A
Amdocs Ltd.                             ORD            G02602103    2,946   103,880 SH  N/A      Sole     N/A  103,880 N/A  N/A
ProShares Trust UltraShort MSCI
  Emerging Markets                      ULTR SHRT MSCI 74347R354    2,560    31,100 SH  N/A      Sole     N/A   31,100 N/A  N/A
Guess? Inc.                             COM            401617105    3,978    98,300 SH  N/A      Sole     N/A   98,300 N/A  N/A
streetTRACKS Gold Trust                 GOLD SHS       863307104    3,960    43,800 SH  N/A      Sole     N/A   43,800 N/A  N/A
Corning Inc.                            COM            219350105    4,981   207,190 SH  N/A      Sole     N/A  207,190 N/A  N/A
Google Inc.                             CL A           38259P508      176       400 SH  N/A      Sole     N/A      400 N/A  N/A
Gap Inc.                                COM            364760108    3,214   163,300 SH  N/A      Sole     N/A  163,300 N/A  N/A
Goldman Sachs Group Inc.                COM            38141G104      744     4,500 SH  N/A  Shared-Other N/A    4,500 N/A  N/A
Hewitt Associates Inc.                  COM            42822Q100      251     6,300 SH  N/A      Sole     N/A    6,300 N/A  N/A
Hewitt Associates Inc.                  COM            42822Q100      278     7,000 SH  N/A  Shared-Other N/A    7,000 N/A  N/A
Hologic Inc.                            COM            436440101    5,971   107,390 SH  N/A      Sole     N/A  107,390 N/A  N/A
Honeywell International Inc.            COM            438516106      677    12,000 SH  N/A  Shared-Other N/A   12,000 N/A  N/A
Hewlett-Packard Co.                     COM            428236103      548    12,000 SH  N/A  Shared-Other N/A   12,000 N/A  N/A
International Business Machines Corp.   COM            459200101      817     7,100 SH  N/A  Shared-Other N/A    7,100 N/A  N/A
International Game Technology           COM            459902102    2,110    52,480 SH  N/A      Sole     N/A   52,480 N/A  N/A
International Game Technology           COM            459902102      201     5,000 SH  N/A  Shared-Other N/A    5,000 N/A  N/A
Intel Corp.                             COM            458140100    3,567   168,400 SH  N/A      Sole     N/A  168,400 N/A  N/A
Intel Corp.                             COM            458140100      572    27,000 SH  N/A  Shared-Other N/A   27,000 N/A  N/A
LHC Group                               COM            50187A107    1,920   114,300 SH  N/A      Sole     N/A  114,300 N/A  N/A
Lockheed Martin Corp.                   COM            539830109      596     6,000 SH  N/A  Shared-Other N/A    6,000 N/A  N/A
Microsoft Corp.                         COM            594918104      284    10,000 SH  N/A      Sole     N/A   10,000 N/A  N/A
Nike Inc.                               CLB            654106103      884    13,000 SH  N/A  Shared-Other N/A   13,000 N/A  N/A
NuVasive Inc.                           COM            670704105    3,129    90,670 SH  N/A      Sole     N/A   90,670 N/A  N/A
NuVasive Inc.                           COM            670704105      414    12,000 SH  N/A  Shared-Other N/A   12,000 N/A  N/A
Oracle Corp.                            COM            68389X105      645    33,000 SH  N/A  Shared-Other N/A   33,000 N/A  N/A
QUALCOMM Inc.                           COM            747525103      328     8,000 SH  N/A      Sole     N/A    8,000 N/A  N/A
AT&T Inc.                               COM            00206R102    4,249   110,950 SH  N/A      Sole     N/A  110,950 N/A  N/A
AT&T Inc.                               COM            00206R102      689    18,000 SH  N/A  Shared-Other N/A   18,000 N/A  N/A
TASER International Inc.                COM            87651B104    3,650   388,310 SH  N/A      Sole     N/A  388,310 N/A  N/A
TransDigm Group Inc.                    COM            893641100      333     9,000 SH  N/A  Shared-Other N/A    9,000 N/A  N/A
Thermo Fisher Scientific Inc.           COM            883556102    6,357   111,840 SH  N/A      Sole     N/A  111,840 N/A  N/A
UnitedHealth Group Inc.                 COM            91324P102    1,357    39,490 SH  N/A      Sole     N/A   39,490 N/A  N/A
MEMC Electronic Materials Inc.          COM            552715104    4,938    69,650 SH  N/A      Sole     N/A   69,650 N/A  N/A
Wal-Mart Stores Inc.                    COM            931142103      711    13,500 SH  N/A      Sole     N/A   13,500 N/A  N/A
Western Union Co.                       COM            959802109      302    14,200 SH  N/A      Sole     N/A   14,200 N/A  N/A
Exide Technologies                      COM NEW        302051206       22     1,700 SH  N/A      Sole     N/A    1,700 N/A  N/A
REPORT SUMMARY                          50                         93,127